Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2021
Basis of Presentation [Abstract]
Schedule of company’s subsidiaries and respective ownership percentage
Subsidiaries	Jurisdiction of incorporation	Ownership
		December 31, 2021	December 31, 2020
Clever Leaves US, Inc. (“SAMA”)	Delaware, United States	100%	100%
NS US Holdings, Inc.	Delaware, United States	100%	100%
Herbal Brands, Inc.	Delaware, United States	100%	100%
1255096 B.C. Ltd. (“Newco”)	British Columbia, Canada	100%	100%
Northern Swan International, Inc. (“NSI”)	British Columbia, Canada	100%	100%
Arizona Herbal Brands, Inc.(1)	British Columbia, Canada	100%	100%
Northern Swan Management, Inc.	British Columbia, Canada	100%	100%
Clever Leaves Australia Pvt Ltd	Australia	100%	N/A
Northern Swan Deutschland Holdings, Inc.	British Columbia, Canada	100%	100%
Northern Swan Portugal Holdings, Inc.	British Columbia, Canada	100%	100%
Clever Leaves Portugal Unipessoal LDA	Portugal	100%	100%
Clever Leaves II Portugal Cultivation SA	Portugal	100%	100%
Northern Swan Europe, Inc.	British Columbia, Canada	100%	100%
Nordschwan Holdings, Inc.	British Columbia, Canada	100%	100%
Clever Leaves Germany GmbH	Hamburg, Germany	100%	100%
NS Herbal Brands International, Inc.	British Columbia, Canada	100%	100%
Subsidiaries	Jurisdiction of incorporation	Ownership
		December 31, 2021	December 31, 2020
Herbal Brands, Ltd.	London, United Kingdom	100%	100%
Clever Leaves International, Inc.	British Columbia, Canada	100%	100%
Eagle Canada Holdings, Inc. (“Eagle Canada”)	British Columbia, Canada	100%	100%
Ecomedics S.A.S. (“Ecomedics”)	Bogota, Colombia	100%	100%
Clever Leaves UK Limited	London, United Kingdom	100%	100%

(1)      Arizona Herbal Brands, Inc. was dissolved by way of voluntary dissolution under the Business Corporation Act on December 31, 2021.